Long-term investments (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Schedule of Long-term investments

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
5.0% Investment in a company in mobile games industry	600,000	600,000	88,094
5.0% Investment in a company in central processing advertising algorithm services	600,000	600,000	88,094
Subtotal	1,200,000	1,200,000	176,188
Less: Impairment loss	1,103,089	1,103,089	161,959
Total	96,911	96,911	14,229